UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q	OMB APPROVAL
	OMB Number: 3235-0578
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07532

PIMCO Municipal Advantage Fund Inc.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
January 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES—95.3%
	Alabama—0.9%
$1,000	Montgomery Medical Clinic Board Rev.,
	Jackson Hospital & Clinic, 4.75%, 3/1/26	Baa2/BBB-	$675,460
500	Tuscaloosa Educational Building Auth. Rev.,
	Stillman College, 5.00%, 6/1/26	NR/BBB-	341,355
			1,016,815

	Alaska—0.3%
705	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	369,328

	Arizona—6.5%
700	Health Facs. Auth. Rev., Beatitudes Campus, 5.20%, 10/1/37	NR/NR	411,411
	Pima Cnty. Industrial Dev. Auth. Rev.,
1,000	American Charter Schools Foundation, 5.625%, 7/1/38	NR/NR	675,350
6,300	Correctional Facs. 5.00%, 9/1/39	Aa2/AA	5,766,012
1,200	Salt Verde Financial Corp. Gas Rev., 5.00%, 12/1/37	A2/AA-	767,964
			7,620,737

	California—8.0%
1,000	Foothill Eastern Corridor Agcy. Toll Road Rev., 5.75%, 1/15/40	Baa3/BBB-	734,680
4,000	Golden State Tobacco Securitization Corp. Rev.,
	5.125%, 6/1/47, Ser. A-1	Baa3/BBB	2,169,480
1,000	Health Facs. Finance Auth. Rev.,
	Adventist Health System, 5.00%, 3/1/33	NR/A	782,560
5,000	State, GO, 5.125%, 11/1/24	A1/A+	5,013,150
1,000	Statewide Community Dev. Auth. Rev.,
	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	617,090
			9,316,960

	Colorado—1.5%
500	Confluence Metropolitan Dist. Rev., 5.40%, 12/1/27	NR/NR	312,505
575	Educational & Cultural Facs. Auth. Rev., 5.75%, 12/1/37 (a)(c)	NR/NR	369,811
	Health Facs. Auth. Rev.,
1,000	Valley View Hospital, 5.125%, 5/15/37	NR/BBB	691,240
650	Volunteers of America, 5.30%, 7/1/37	NR/NR	349,076
			1,722,632

	District of Columbia—0.9%
1,000	Dist. of Columbia Rev., World Wildlife Fund,
	6.00%, 7/1/18, Ser. A (AMBAC)	Aa3/AA	1,048,780

	Florida—3.7%
4,275	Miami-Dade Cnty. Expressway Auth. Rev.,
	5.00%, 7/1/29, Ser. B (MBIA-FGIC)	A3/AA	3,998,664
500	Orange Cnty. Health Facs. Auth. Rev., 5.50%, 7/1/32	NR/NR	299,365
			4,298,029

	Georgia—4.0%
825	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3/NR	860,986
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29, Ser. A	Baa2/BBB	1,387,360
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23, (MBIA)	Baa1/AA	1,952,825
750	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	441,270
			4,642,441

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
January 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Hawaii—0.9%
$1,000	State Marina Rev., 5.75%, 7/1/21, Ser. A (MBIA-FGIC)	A2/AA	$1,029,820

	Illinois—12.3%
1,000	Chicago Wastewater System Rev.,
	6.00%, 1/1/17, (Pre-refunded @ $101, 1/1/10) (MBIA)(b)	A2/AA	1,059,540
	Finance Auth. Rev., Ser. A,
425	Leafs Hockey Club, 6.00%, 3/1/37	NR/NR	249,951
7,250	Sherman Health Systems, 5.50%, 8/1/37	Baa1/A-	5,045,202
	Health Facs. Auth. Rev.,
1,000	Centegra Health Rev., 5.25%, 9/1/24	NR/A-	877,810
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	2,754,600
1,100	McHenry & Lake Cntys. Community High School Dist. No. 156, GO,
	5.125%, 1/1/19, (Pre-refunded @ $100, 1/1/11) (FGIC)(b)	Aa3/NR	1,182,720
5,000	Metropolitan Pier & Exposition Auth. Rev.,
	zero coupon, 6/15/36, Ser. A (MBIA)	A1/AAA	948,000
2,000	Regional Transportation Auth. Rev., 6.00%, 6/1/23, (MBIA-FGIC)	Aa2/AA+	2,276,660
			14,394,483

	Indiana—0.9%
1,500	Health & Educational Facs. Financing Auth. Rev.,
	Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB	1,093,335

	Iowa—1.4%
	Finance Auth. Rev.,
750	Deerfield Retirement Community, Inc., 5.50%, 11/15/37	NR/NR	416,018
500	Edgewater LLC, 6.75%, 11/15/37	NR/NR	356,710
1,600	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	899,600
			1,672,328

	Maryland—1.9%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (MBIA-FGIC)	A1/AA	1,099,538
1,500	Health & Higher Educational Facs. Auth. Rev.,
	Mercy Medical Center, 5.00%, 7/1/37, Ser. A	Baa2/BBB	1,065,660
			2,165,198

	Massachusetts—7.2%
500	Dev. Finance Agcy. Rev., 5.20%, 11/1/41	NR/NR	276,045
1,000	Health & Educational Facs. Auth. Rev.,
	Partners Healthcare, 5.125%, 7/1/19, Ser. B	Aa2/AA	1,007,260
1,500	State, GO, 5.50%, 11/1/20, Ser. C, (Pre-refunded @ $100, 11/1/12) (b)	Aa2/AA	1,699,905
90	State Water Pollution Abatement Trust Rev., 6.375%, 2/1/15, Ser. A	Aaa/AAA	90,003
5,500	Water Res. Auth. Rev., 5.00%, 8/1/41, Ser. A	Aa2/AA	5,286,710
			8,359,923

	Michigan—5.9%
1,065	Bloomingdale Public School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 5/1/11) (Q-SBLF)(b)	Aa3/AA-	1,166,463
1,500	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	818,340
2,000	Grand Valley State Univ. Rev., 5.50%, 2/1/18, (MBIA-FGIC)	NR/AA	2,241,600
	Kalamazoo Economic Dev. Corp. Rev., Heritage Community,
1,250	5.125%, 5/15/37	NR/NR	719,737
350	5.50%, 5/15/36	NR/NR	215,663
1,075	Lincoln Consolidated School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 11/1/11) (Q-SBLF)(b)	Aa3/AA-	1,195,271

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
January 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Michigan (continued)
$825	Meridian Economic Dev. Corp. Rev.,
	Burcham Hills, 5.25%, 7/1/26, Ser. A-1	NR/NR	$512,713
			6,869,787

	Minnesota—0.2%
500	St. Paul Housing & Redev. Auth. Rev., Marian Center, 5.375%, 5/1/43	NR/NR	279,160

	Missouri—1.0%
500	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	312,765
1,260	Joplin Industrial Dev. Auth. Rev.,
	Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	848,900
			1,161,665

	New Jersey—2.9%
1,500	Middlesex Cnty. Improvement Auth. Rev.,
	6.125%, 1/1/25, Ser. B	NR/NR	879,030
	Tobacco Settlement Financing Corp. Rev.,
3,000	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	1,608,090
750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	911,460
			3,398,580

	New Mexico—6.7%
8,035	Albuquerque Sales Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)	Aa3/AAA	7,797,485

	New York—3.2%
245	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc.,
	5.25%, 1/1/37, Ser. A	NR/NR	141,767
750	New York City, GO, 5.25%, 9/15/33, Ser. C	Aa3/AA	712,238
2,825	Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B	Aa2/AA-	2,827,175
			3,681,180

	North Dakota—0.6%
1,000	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	757,660

	Ohio—5.3%
8,500	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BBB	4,875,600
405	Hamilton Cnty. Sales Tax Rev., 5.25%, 12/1/32, Ser. B (AMBAC)	A2/NR	377,383
885	Summit Cnty., GO, 6.25%, 12/1/15,
	(Pre-refunded @ $101, 12/1/10) (FGIC)(b)	Aa2/NR	981,438
			6,234,421

	Pennsylvania—3.3%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,500	5.375%, 11/15/40, Ser. A	Ba3/BB	774,390
2,000	6.00%, 7/1/23, Ser. B (MBIA)	Aa3/AA	2,129,320
1,500	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Health System, 5.00%, 7/1/34, Ser. A	Baa3/BBB	922,710
			3,826,420

	Puerto Rico—0.2%
5,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	A1/A+	185,000

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
January 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	South Dakota—0.6%
$630	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA	$735,078

	Texas—8.6%
	Corpus Christi, GO, (FSA),
390	5.00%, 3/1/21	Aa3/AAA	399,087
610	5.00%, 3/1/21, (Pre-refunded @ $100, 3/1/11) (b)	Aa3/AAA	658,928
1,200	HFDC of Central Texas, Inc. Rev.,
	Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	NR/NR	729,060
1,400	Houston Water, CP, 7.50%, 12/15/15, Ser. H (AMBAC)	Baa1/A	1,698,970
250	Lubbock Educational Facs. Auth. Rev.,
	Lubbock Christian Univ., 5.25%, 11/1/37	NR/BBB	170,370
2,000	Richardson Hospital Auth. Rev., 6.00%, 12/1/19	Baa2/BBB-	1,654,080
1,000	State Public Finance Auth. Rev., 5.00%, 2/15/18, Ser. A	NR/NR	779,710
1,000	Texas Tech Univ. Rev., 5.50%, 8/15/18, Ser. 7,
	(Pre-refunded @ $100, 2/15/12) (MBIA)(b)	Aa3/AA	1,124,410
2,750	Tyler Health Facs. Dev. Corp. Rev.,
	East Texas Medical Center, 5.375%, 11/1/37, Ser. A	Baa3/NR	1,785,438
1,000	Univ. of Houston Rev., 5.25%, 2/15/17,
	(Pre-refunded @ $100, 2/15/10) (MBIA)(b)	Aa3/AA	1,048,550
			10,048,603

	Virginia—0.3%
500	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	334,765

	Washington—4.2%
3,000	State Motor Vehicle Rev., GO,
	5.625%, 7/1/25, Ser. B, (Pre-refunded @ $100, 7/1/10) (b)	Aa1/AA+	3,201,420
2,010	State, GO, zero coupon, 12/1/14, Ser. F (MBIA)	Aa1/AA+	1,694,772
			4,896,192

	Wisconsin—1.9%
3,040	Health & Educational Facs. Auth. Rev.,
	Franciscan Sisters Healthcare, 5.00%, 9/1/33	NR/BBB+	1,969,950
300	Milwaukee Redev. Auth. Rev., Academy of Learning,
	5.50%, 8/1/22, Ser. A	NR/NR	227,367
			2,197,317
	Total Municipal Bonds & Notes (cost—$133,558,930)		111,154,122

VARIABLE RATE DEMAND NOTES (d)(e)—4.7%
	Alaska—0.2%
200	Valdez Rev., Exxon Pipeline Co., 0.30%, 2/2/09	VMIG1/A-1+	200,000

	Illinois—1.7%
1,995	Chicago Sales Tax Rev., 0.65%, 2/2/09	VMIG1/A-1+	1,995,000

	Maryland—0.9%
1,000	Montgomery Cnty., GO, 0.60%, 2/2/09, Ser. A	VMIG1/A-1	1,000,000

	New Hampshire—1.1%
1,300	Health & Education Facs. Auth. Rev.,
	Dartmouth College, 0.15%, 2/2/09, Ser. B	VMIG1/A-1+	1,300,000

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
January 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	North Carolina—0.8%
$1,000	Medical Care Commission Rev., Wake Forest Univ.,
	0.40%, 2/2/09, Ser. D	VMIG1/NR	$1,000,000
	Total Variable Rate Demand Notes (cost—$5,495,000)		5,495,000

	Total Investments (cost—$139,053,930)—100.0%		$116,649,122

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $369,811, representing 0.32% of total investments.

(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

(e)	Maturity date shown is date of next put.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Q-SBLF—Qualified School Bond Loan Fund

Fair Value Measurements–Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157are described below:

  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access.
  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.
  Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	116,649,122
Level 3 - Significant Unobservable Inputs	—
Total	$116,649,122

Item 2.	Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Advantage Fund Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 19, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 19, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 19, 2009